Note 22 - Leases - Future Cash Outflows (IFRS 16) (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Future cash outflow not reflected in lease liabilities: [Abstract]
Not later than one year	€ 14	€ 10
Later than one year and not later than five years	613	539
Later than five years	5,226	5,849
Future cash outflows not reflected in lease liabilities	€ 5,852	€ 6,398